Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	10 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares subject to possible redemption (in Shares)	30,262,604	26,675,623
Federal deposit insurance coverage	$ 250,000	$ 250,000
Deferred tax assets	83,000	$ 95,000
Income tax expenses	$ 2,000
Effective tax rate	0.00%
Private placement to purchase ordinary shares (in Shares)	25,600,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares subject to possible redemption (in Shares)	30,260,604	26,675,623
Holders [Member] | Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares subject to possible redemption (in Shares)		33,286,067